Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Total	£ 634,887	£ 723,017
United Kingdom
Disclosure of geographical areas [line items]
Total	29,754	35,214
North America
Disclosure of geographical areas [line items]
Total	198,051	232,426
Europe
Disclosure of geographical areas [line items]
Total	147,856	162,933
RoW
Disclosure of geographical areas [line items]
Total	£ 259,226	£ 292,444